Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

Cayman Islands

Under the current and applicable laws of Cayman Islands, the Group is not subject to tax on income or capital gains under this jurisdiction. The Group’s income taxes relate primarily to its operations in Singapore. For the year ended December 31, 2025, 2024 and 2023, the income tax expense, deferred tax assets, and deferred tax liabilities associated with the Group’s other subsidiaries were not material to the consolidated financial statements, either individually or in the aggregate.

Singapore

Uni-Fuels is incorporated in Singapore and is subject to Singapore Corporate Income Tax on its taxable income as reported in their respective statutory financial statements, adjusted in accordance with relevant Singapore tax laws. For the year ended December 31, 2023, Uni-Fuels was eligible under the tax exemption scheme for new start-up companies introduced under Section 43 of the Income Tax Act 1947 of Singapore. For eligible entities under the tax exemption scheme, a 75% exemption on the first SG$100,000 (equivalent to $66,326) of normal chargeable income and a further 50% exemption on the next SG$100,000 (equivalent to $66,326) of normal chargeable income were granted for their first three consecutive years of assessment.

For the years ended December 31, 2024 and 2025, Uni-Fuels was eligible for the partial tax exemption scheme introduced under Section 43 of the Income Tax Act 1947 of Singapore. For eligible entities under the partial tax exemption scheme, a 75% exemption on the first SG$10,000 (equivalent to $6,633) of normal chargeable income and a further 50% exemption on the next SG$100,000 (equivalent to $66,326) of normal chargeable income were granted. For any other entities, the applicable income tax rate is 17% on the entire chargeable income.

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Current taxes	$139,904	$103,305	$180,024
Deferred taxes	(5,898)	(5,177)	14,339
Income tax expense	$134,006	$98,128	$194,363

A reconciliation of the difference between the expected income tax expense computed at Singapore income tax rate of 17% and the Group’s reported income tax expense is shown in the following table:

	For the Years Ended December 31,
	2025	2024	2023
(Loss)/Income before income tax expense	$(1,616,654)	$269,725	$1,406,150
Applicable income tax rate	17%	17%	17%
Income tax expense at applicable income tax rate	$(274,831)	$45,853	$239,046
Non-deductible expenses
- Bank fees	-	3,060	-
- Consultancy and professional fees	36,494	-	-
- Depreciation	4,839	4,839	-
- Entertainment expenses	-	833	-
- Others	11,434	2,045	2,039
Income not subject to tax	-	-	(2,777)
True up adjustments for taxes for prior year	19,925	12,280	-
Difference from the effect of tax rates in a foreign jurisdiction	373,077	70,502	-
Effect of tax exemption scheme and tax reduction	(36,932)	(41,284)	(43,945)
Income tax expense	$134,006	$98,128	$194,363

Deferred tax

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Allowance for credit loss	$2,065	$2,065
Operating lease liabilities	6,538	21,732
Others	1,807	1,726

Total deferred tax assets	$10,410	$25,523

Deferred tax liabilities:
Depreciation and amortization	(6,703)	(13,290)
ROU assets	(5,799)	(19,718)
Others	(253)	(758)

Total deferred tax liabilities	$(12,755)	$(33,766)

Deferred tax liabilities, net	$(2,345)	$(8,243)

Movement of the Group’s deferred tax (liabilities) assets during the years is as follows:

	2025	2024	2023
Balance at January 1	$(8,243)	$(13,420)	$919
Credited/(Charged) to the consolidated statements of operations and comprehensive income	5,898	5,177	(14,339)
Balance at December 31	$(2,345)	$(8,243)	$(13,420)

Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax. As of December 31, 2025, Corporate Income Tax returns for the years of assessment 2023, 2024 and 2025 remain open for statutory examination and the Group had no open tax investigations from the tax authority.